Other Income (Details) - Schedule of Other Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Income [Abstract]
Write off of payables and other provisions	[1]	$ 2,701,703	$ 563,841	$ 20,563
Reversal of provisions of shared-based payment reserves (note 20)	[2]	536,366	2,214,795
Other non-operating income		4,528	46,738	20,856
Other income		$ 3,242,597	$ 2,825,374	$ 41,419

[1]	During the year, the Group has novated most of its contracts related to publishing rights, which resulted in a decrease in its publishing rights provisions taken for previous years by an amount of USD 2,588,564.
[2]	The reduction in provisions of shared-based payment reserves is attributed to the decrease in the fair value of options by USD 536,366 (2022: USD 2,214,795).